Subsequent Event	12 Months Ended
Apr. 30, 2015
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 11 – SUBSEQUENT EVENTS

The Company has evaluated all events that occur after the balance sheet date through the date when the consolidated financial statements were issued to determine if they must be reported.